Assets held for sale, Amounts of Assets held for sale (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Assets and liabilities classified as held for sale [Abstract]
Property, plant and equipment under IAS 16	$ 37,437
Intangible assets under IAS 38	344
Intangible assets under IFRS 16	129
Cash & cash equivalents	339
Other current assets	2,993
Total assets classified held for sale	41,242	$ 28,642
Project debt	49,433
Lease liabilities	125
Other current and non-current liabilities	4,165
Total liabilities directly associated with the assets held for sale	53,723	$ 0
Chile PV 1 [Member]
Assets and liabilities classified as held for sale [Abstract]
Property, plant and equipment under IAS 16	37,437
Intangible assets under IAS 38	344
Intangible assets under IFRS 16	129
Cash & cash equivalents	339
Other current assets	993
Total assets classified held for sale	39,242
Project debt	49,433
Lease liabilities	125
Other current and non-current liabilities	4,165
Total liabilities directly associated with the assets held for sale	53,723
AYES Canada [Member]
Assets and liabilities classified as held for sale [Abstract]
Other current assets	2,000
Total assets classified held for sale	2,000
Total liabilities directly associated with the assets held for sale	$ 0